Pension and Other Post-retirement Benefit Plans (Table 1) (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
Change in plan assets
Fair Value of plan assets at beginning of year		$ 23,800		$ 21,100
Fair value of plan assets at end of year		27,700		23,800		$ 21,100
Total Recognized
Non-current asset		138,629		96,385
Non-current liability		(176,128)		(120,446)
Pension Plan
Change in projected benefit obligation
Benefit obligation at beginning of year	[1]	917,100		837,400
Service cost		15,500	[1]	14,000	[1]	17,000
Interest cost		39,100	[1]	40,400	[1]	36,600
Change in plan benefits	[1]	600		0
Actuarial loss (gain)	[1]	19,200		68,600
Retiree Contributions	[1]	0		0
Employer group waiver plan rebates	[1]	0		0
Benefits Paid	[1]	(44,000)		(43,300)
Projected benefit obligation at end of year	[1]	947,500		917,100		837,400
Change in plan assets
Fair Value of plan assets at beginning of year	[1]	804,700		745,200
Actual return on plan assets	[1]	19,900		103,300
Company contributions	[1]	1,800		1,700
Retiree Contributions and employer group waiver plan rebates	[1]	0		0
Expenses	[1]	(2,200)		(2,200)
Benefits Paid	[1]	(44,000)		(43,300)
Fair value of plan assets at end of year	[1]	780,200		804,700		745,200
Funded status at end of year	[1]	(167,300)		(112,400)
Total Recognized
Non-current asset	[1]	0		0
Current liability	[1]	(4,800)		(4,200)
Non-current liability	[1]	(162,500)		(108,200)
Total Recognized	[1]	(167,300)		(112,400)
Other post-retirement benefits
Change in projected benefit obligation
Benefit obligation at beginning of year		343,200	[2]	429,800
Service cost		7,100		7,600		9,600
Interest cost		14,700		18,700		18,800
Change in plan benefits		(26,100)		(136,500)
Actuarial loss (gain)		(23,700)		38,200
Retiree Contributions		2,000		4,400
Employer group waiver plan rebates		2,400		500
Benefits Paid		(19,700)		(19,500)
Projected benefit obligation at end of year		299,900	[2]	343,200	[2]	429,800
Change in plan assets
Fair Value of plan assets at beginning of year		439,600		380,900
Actual return on plan assets		(300)		57,800
Company contributions		16,000		16,000
Retiree Contributions and employer group waiver plan rebates		3,600		4,400
Expenses		(700)		0
Benefits Paid		(19,700)		(19,500)
Fair value of plan assets at end of year		438,500		439,600		$ 380,900
Funded status at end of year		138,600		96,400
Total Recognized
Non-current asset		138,600		96,400
Current liability		0		0
Non-current liability		0		0
Total Recognized		$ 138,600		$ 96,400

[1]	(a)The DB SERP and DB Restoration, included in pension benefits in the table above, have no assets.
[2]	(b)For the Health and Life Benefits, the change in projected benefit obligation represents the accumulated benefit obligation.